Long - Term Debt and other financial liabilities - Other financial liabilities, net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Other financial liabilities	$ 160,912
Less: Deferred finance costs, net	(8,046)	$ (7,354)
Add: Deferred finance costs, current portion	2,532	2,272
Other financial liabilities, net of current portion and deferred finance costs		2,164
Financial Liabilities Net [Member]
Lessee, Lease, Description [Line Items]
Other financial liabilities	160,912	170,241
Less: Deferred finance costs, net	(1,988)	(2,351)
Total other financial liabilities, net	158,924	167,890
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	338	363
Other financial liabilities, net of current portion and deferred finance costs	$ 149,934	$ 158,925